Shareholder Report, Holdings (Details)	Jan. 31, 2025
Return Stacked Global Stocks & Bonds ETF | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Return Stacked Global Stocks & Bonds ETF | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Return Stacked Global Stocks & Bonds ETF | First American Government Obligations Fund - Class X, 4.32% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury 2 Year Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury 5 Year Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Return Stacked Global Stocks & Bonds ETF | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury 10 Year Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury Long Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Return Stacked Global Stocks & Bonds ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Return Stacked Global Stocks & Bonds ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Return Stacked Global Stocks & Bonds ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Return Stacked(R) U.S. Stocks & Managed Futures ETF | First American Government Obligations Fund - Class X, 4.32% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | German Stock Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Canadian Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Euro/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Australian Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | S&P/Toronto Stock Exchange 60 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Euro STOXX 50 Quanto Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | FTSE 100 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Return Stacked(R) Bonds & Managed Futures ETF | First American Government Obligations Fund - Class X, 4.32% [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Return Stacked(R) Bonds & Managed Futures ETF | German Stock Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Return Stacked(R) Bonds & Managed Futures ETF | Canadian Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Return Stacked(R) Bonds & Managed Futures ETF | Euro/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) Bonds & Managed Futures ETF | Australian Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Managed Futures ETF | S&P/Toronto Stock Exchange 60 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Managed Futures ETF | Euro STOXX 50 Quanto Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Managed Futures ETF | FTSE 100 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Managed Futures ETF | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Return Stacked(R) Bonds & Managed Futures ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Return Stacked(R) Bonds & Managed Futures ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Return Stacked(R) Bonds & Managed Futures ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | First American Government Obligations Fund - Class X, 4.32% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Canadian Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Euro/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Euro STOXX 50 Quanto Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Japanese Yen/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Nikkei 225 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Nasdaq 100 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Return Stacked(R) Bonds & Futures Yield ETF | First American Government Obligations Fund - Class X, 4.32% [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Return Stacked(R) Bonds & Futures Yield ETF | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Return Stacked(R) Bonds & Futures Yield ETF | Canadian Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Return Stacked(R) Bonds & Futures Yield ETF | Euro/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Return Stacked(R) Bonds & Futures Yield ETF | Euro STOXX 50 Quanto Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Return Stacked(R) Bonds & Futures Yield ETF | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Return Stacked(R) Bonds & Futures Yield ETF | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Futures Yield ETF | Japanese Yen/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Futures Yield ETF | Nikkei 225 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Return Stacked(R) Bonds & Futures Yield ETF | Nasdaq 100 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Return Stacked(R) Bonds & Futures Yield ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Return Stacked(R) Bonds & Futures Yield ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
Return Stacked(R) Bonds & Futures Yield ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
Return Stacked(R) Bonds & Merger Arbitrage ETF | First American Government Obligations Fund - Class X, 4.32% [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
Return Stacked(R) Bonds & Merger Arbitrage ETF | U.S. Treasury 2 Year Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Return Stacked(R) Bonds & Merger Arbitrage ETF | U.S. Treasury 5 Year Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Merger Arbitrage ETF | U.S. Treasury 10 Year Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Return Stacked(R) Bonds & Merger Arbitrage ETF | U.S. Treasury Long Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Return Stacked(R) Bonds & Merger Arbitrage ETF | ALLETE, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Return Stacked(R) Bonds & Merger Arbitrage ETF | HashiCorp, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Infinera Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Enfusion, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Return Stacked(R) Bonds & Merger Arbitrage ETF | PlayAGS, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%

[1]	Less than 0.05% of net assets.
[2]	Less than 0.05% of net assets.
[3]	Less than 0.05% of net assets.
[4]	Less than 0.05% of net assets.